PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2025 and 2024 are as follows:

	2025	2024
Building improvements	$110,838	$110,838
Computer equipment	43,409	70,636
Medical equipment	79,124	214,297
Office equipment	-	20,866
Property plant and equipment, gross	233,371	416,637
Less: accumulated depreciation	(86,410)	(193,821)
Property plant and equipment, net	$146,961	$222,816